Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease Cost
Lease costs recorded under operating leases for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)

Operating lease costs	$46,820	$53,880	$51,200
Income from sub-leases	(1,103)	(1,165)	(1,338)
Net operating lease costs	$45,717	$52,715	$49,862

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of December 31, 2023 were as follows:

Minimum rental payments
(in thousands)
2024	$40,894
2025	34,585
2026	29,172
2027	23,254
2028	15,023
Thereafter	33,998
Total future minimum lease payments	176,926
Lease imputed interest	(14,191)
Total	$162,735